Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Dec. 23, 2013
Document Effective Date	Dec. 29, 2013
Prospectus Date	Dec. 29, 2013
MFS® Cash Reserve Fund | A
Risk/Return:
Trading Symbol	MSRXX
MFS® Cash Reserve Fund | 529B
Risk/Return:
Trading Symbol	MRBXX
MFS® Cash Reserve Fund | 529C
Risk/Return:
Trading Symbol	MRCXX
MFS® Cash Reserve Fund | B
Risk/Return:
Trading Symbol	MCRXX
MFS® Cash Reserve Fund | C
Risk/Return:
Trading Symbol	MCCXX
MFS® Cash Reserve Fund | R1
Risk/Return:
Trading Symbol	CRVXX
MFS® Cash Reserve Fund | R2
Risk/Return:
Trading Symbol	CRMXX
MFS® Cash Reserve Fund | R3
Risk/Return:
Trading Symbol	CRJXX
MFS® Cash Reserve Fund | R4
Risk/Return:
Trading Symbol	CRKXX
MFS® Cash Reserve Fund | 529A
Risk/Return:
Trading Symbol	MACXX
MFS® Core Equity Fund | A
Risk/Return:
Trading Symbol	MRGAX
MFS® Core Equity Fund | R4
Risk/Return:
Trading Symbol	MRGJX
MFS® Core Equity Fund | B
Risk/Return:
Trading Symbol	MRGBX
MFS® Core Equity Fund | C
Risk/Return:
Trading Symbol	MRGCX
MFS® Core Equity Fund | I
Risk/Return:
Trading Symbol	MRGRX
MFS® Core Equity Fund | R1
Risk/Return:
Trading Symbol	MRGGX
MFS® Core Equity Fund | R2
Risk/Return:
Trading Symbol	MRERX
MFS® Core Equity Fund | R3
Risk/Return:
Trading Symbol	MRGHX
MFS® Core Equity Fund | R5
Risk/Return:
Trading Symbol	MRGKX
MFS® Global Leaders Fund | A
Risk/Return:
Trading Symbol	GLOAX
MFS® Global Leaders Fund | B
Risk/Return:
Trading Symbol	GLOBX
MFS® Global Leaders Fund | C
Risk/Return:
Trading Symbol	GLOCX
MFS® Global Leaders Fund | I
Risk/Return:
Trading Symbol	GLODX
MFS® New Discovery Fund | A
Risk/Return:
Trading Symbol	MNDAX
MFS® New Discovery Fund | R4
Risk/Return:
Trading Symbol	MNDJX
MFS® New Discovery Fund | 529A
Risk/Return:
Trading Symbol	EANDX
MFS® New Discovery Fund | 529B
Risk/Return:
Trading Symbol	EBNDX
MFS® New Discovery Fund | 529C
Risk/Return:
Trading Symbol	ECNDX
MFS® New Discovery Fund | B
Risk/Return:
Trading Symbol	MNDBX
MFS® New Discovery Fund | C
Risk/Return:
Trading Symbol	MNDCX
MFS® New Discovery Fund | I
Risk/Return:
Trading Symbol	MNDIX
MFS® New Discovery Fund | R1
Risk/Return:
Trading Symbol	MNDGX
MFS® New Discovery Fund | R2
Risk/Return:
Trading Symbol	MNDRX
MFS® New Discovery Fund | R3
Risk/Return:
Trading Symbol	MNDHX
MFS® New Discovery Fund | R5
Risk/Return:
Trading Symbol	MNDKX
MFS® Research International Fund | A
Risk/Return:
Trading Symbol	MRSAX
MFS® Research International Fund | R4
Risk/Return:
Trading Symbol	MRSJX
MFS® Research International Fund | 529A
Risk/Return:
Trading Symbol	EARSX
MFS® Research International Fund | 529B
Risk/Return:
Trading Symbol	EBRIX
MFS® Research International Fund | 529C
Risk/Return:
Trading Symbol	ECRIX
MFS® Research International Fund | B
Risk/Return:
Trading Symbol	MRIBX
MFS® Research International Fund | C
Risk/Return:
Trading Symbol	MRICX
MFS® Research International Fund | I
Risk/Return:
Trading Symbol	MRSIX
MFS® Research International Fund | R1
Risk/Return:
Trading Symbol	MRSGX
MFS® Research International Fund | R2
Risk/Return:
Trading Symbol	MRSRX
MFS® Research International Fund | R3
Risk/Return:
Trading Symbol	MRSHX
MFS® Research International Fund | R5
Risk/Return:
Trading Symbol	MRSKX
MFS® Technology Fund | A
Risk/Return:
Trading Symbol	MTCAX
MFS® Technology Fund | R4
Risk/Return:
Trading Symbol	MTCJX
MFS® Technology Fund | B
Risk/Return:
Trading Symbol	MTCBX
MFS® Technology Fund | C
Risk/Return:
Trading Symbol	MTCCX
MFS® Technology Fund | I
Risk/Return:
Trading Symbol	MTCIX
MFS® Technology Fund | R1
Risk/Return:
Trading Symbol	MTCKX
MFS® Technology Fund | R2
Risk/Return:
Trading Symbol	MTERX
MFS® Technology Fund | R3
Risk/Return:
Trading Symbol	MTCHX
MFS® Technology Fund | R5
Risk/Return:
Trading Symbol	MTCLX
MFS® Value Fund | A
Risk/Return:
Trading Symbol	MEIAX
MFS® Value Fund | R4
Risk/Return:
Trading Symbol	MEIJX
MFS® Value Fund | 529A
Risk/Return:
Trading Symbol	EAVLX
MFS® Value Fund | 529B
Risk/Return:
Trading Symbol	EBVLX
MFS® Value Fund | 529C
Risk/Return:
Trading Symbol	ECVLX
MFS® Value Fund | B
Risk/Return:
Trading Symbol	MFEBX
MFS® Value Fund | C
Risk/Return:
Trading Symbol	MEICX
MFS® Value Fund | I
Risk/Return:
Trading Symbol	MEIIX
MFS® Value Fund | R1
Risk/Return:
Trading Symbol	MEIGX
MFS® Value Fund | R2
Risk/Return:
Trading Symbol	MVRRX
MFS® Value Fund | R3
Risk/Return:
Trading Symbol	MEIHX
MFS® Value Fund | R5
Risk/Return:
Trading Symbol	MEIKX